UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [X];  Amendment Number:  1
   This Amendment  (Check only one.):  [X] is a restatement.
[ 	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Gardner Lewis Asset Management, L.P.
Address:		285 Wilmington-West Chester Pike
			Chadds Ford, PA  19317

Form 13F File Number:    28-04874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William Whitfield Gardner
Title:		Chairman & CEO of the General Partner
Phone:		610-558-2800
Signature, Place, and Date of Signing:


W. Whitfield Gardner   Chadds Ford, Pennsylvania	May 20, 2009

Report Type  (check only one.):

[X]  13F HOLDINGS REPORT

[  ]  13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		90

Form 13F Information Table Value Total:		$3,646,897
		(x$1000)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100    76901  1612178 SH       SOLE                  1050878            561300
Acacia Research                COM              003881307      813   199275 SH       SOLE                   199275
Activision Blizzard, Inc.      COM              00507V109    84496  8077992 SH       SOLE                  5640772           2437220
Anadarko Petroleum Corporation COM              032511107    72228  1857251 SH       SOLE                  1285261            571990
Aon Corporation                COM              037389103    65367  1601336 SH       SOLE                  1083601            517735
Apple Computer, Inc.           COM              037833100    99441   945977 SH       SOLE                   649427            296550
BMC Software, Inc.             COM              055921100     2373    71894 SH       SOLE                    71894
Bank of America Corp.          COM              060505104    98013 14371371 SH       SOLE                 10220273           4151098
Baxter International, Inc.     COM              071813109    82321  1607206 SH       SOLE                  1056428            550778
Best Buy Company, Inc.         COM              086516101    74620  1965747 SH       SOLE                  1367157            598590
Boston Scientific Corp.        COM              101137107    70028  8808501 SH       SOLE                  6111008           2697493
CB Richard Ellis Services      COM              12497T101      841   208674 SH       SOLE                   208674
CIGNA Corp.                    COM              125509109     2369   134700 SH       SOLE                                     134700
CME Group, Inc.                COM              12572Q105    92823   376731 SH       SOLE                   262428            114303
CV Therapeutics, Inc.          COM              126667104      348    17500 SH       SOLE                    17500
CVS Corporation                COM              126650100    99201  3608636 SH       SOLE                  2475566           1133070
Celgene Corp.                  COM              151020104    66883  1506371 SH       SOLE                  1035446            470925
Centennial Communications, Cor COM              15133V208      165    20000 SH       SOLE                    20000
Chevron Corporation            COM              166764100    61150   909429 SH       SOLE                   621884            287545
Coca-Cola Co.                  COM              191216100    64122  1458974 SH       SOLE                  1001594            457380
Comcast Corp. Class A          COM              20030N101      836    61301 SH       SOLE                     1206             60095
Comcast Corp. Special Class A  COM              20030N200    67370  5234689 SH       SOLE                  3617135           1617554
Constant Contact, Inc.         COM              210313102     2068   147851 SH       SOLE                   147851
Continental Airlines, Inc.     COM              210795308     1092   123940 SH       SOLE                   123940
Corning, Inc.                  COM              219350105    66016  4974806 SH       SOLE                  3441046           1533760
Crown Holdings, Inc.           COM              228368106     3213   141357 SH       SOLE                   141357
Dean Foods Co.                 COM              242370104    44988  2488273 SH       SOLE                  1743253            745020
Diamond Offshore Drilling, Inc COM              25271C102    10596   168561 SH       SOLE                      561            168000
Dreamworks Animation SKG, Inc. COM              26153C103     2341   108189 SH       SOLE                   108189
ESCO Technologies, Inc.        COM              296315104     2747    70990 SH       SOLE                    70990
Embarq Corporation             COM              29078E105      473    12500 SH       SOLE                    12500
Energy XXI (Bermuda) Ltd.      COM              030702263       83   217670 SH       SOLE                   217670
Equinix, Inc.                  COM              29444U502     1921    34219 SH       SOLE                    34219
Express Scripts                COM              302182100    72321  1566406 SH       SOLE                  1042538            523868
Factset Research Systems, Inc. COM              303075105      942    18845 SH       SOLE                    18845
Fluor Corporation              COM              343412102    64029  1853219 SH       SOLE                  1264009            589210
Foster Wheeler Corp Com        COM              H27178104     2790   159724 SH       SOLE                    95574             64150
Freeport-McMoRan Copper & Gold COM              35671D857    34344   901175 SH       SOLE                   622590            278585
GameStop Corp.                 COM              36467W109     1832    65395 SH       SOLE                    55950              9445
General Mills, Inc.            COM              370334104    58768  1178178 SH       SOLE                   807888            370290
Gevity HR, Inc.                COM              374393106       99    25000 SH       SOLE                    25000
Gilead Sciences, Inc.          COM              375558103   138013  2979550 SH       SOLE                  1937129           1042421
Goldman Sachs, Inc.            COM              38141G104   100873   951454 SH       SOLE                   616918            334536
Goodrich Petroleum Corporation COM              382410405     1768    91328 SH       SOLE                    91328
Google, Inc. Cl-A              COM              38259P508    54075   155361 SH       SOLE                   108229             47132
Healthspring, Inc.             COM              42224N101      744    88930 SH       SOLE                    88930
Hewlett-Packard Co.            COM              428236103    75944  2368795 SH       SOLE                  1640580            728215
Humana, Inc.                   COM              444859102   124103  4758558 SH       SOLE                  3331713           1426845
IPC The Hospitalist Co.        COM              44984A105      840    44125 SH       SOLE                    44125
ISHARES TR RUSSELL  1000 GROWT COM              464287614     3550   101211 SH       SOLE                   101211
Integral Systems, Inc.         COM              45810H107      804    93535 SH       SOLE                    93535
Intel Corp.                    COM              458140100    63997  4257970 SH       SOLE                  2925925           1332045
International Business Machine COM              459200101    53492   552095 SH       SOLE                   379375            172720
JP Morgan Chase & Co           COM              46625H100    52301  1967666 SH       SOLE                  1329151            638515
Lam Research Corp.             COM              512807108    34755  1526348 SH       SOLE                  1054528            471820
Liberty Media Corp. - Entertai COM              53071M500    79192  3969500 SH       SOLE                  2715179           1254321
MEMC Electronic Materials, Inc COM              552715104    71407  4330344 SH       SOLE                  3065559           1264785
MICROS Systems, Inc.           COM              594901100     1469    78327 SH       SOLE                    78327
Marathon Oil Corp.             COM              565849106    36799  1399736 SH       SOLE                   955006            444730
Mastercard Inc. - Class A      COM              57636Q104   140188   837046 SH       SOLE                   585943            251103
McDermott International        COM              580037109    49371  3687134 SH       SOLE                  2564259           1122875
McKesson Corp.                 COM              58155Q103    76317  2177983 SH       SOLE                  1490398            687585
MetLife, Inc.                  COM              59156R108    54284  2384034 SH       SOLE                  1678595            705439
Millicom International Cellula COM              L6388F110     1725    46579 SH       SOLE                    46579
Monsanto Company               COM              61166W101   167247  2012598 SH       SOLE                  1389094            623504
Net 1 UEPS Technologies, Inc.  COM              64107N206     1517    99761 SH       SOLE                    99761
Oracle Corp.                   COM              68389X105    79874  4420248 SH       SOLE                  3034003           1386245
Petroleo Brasileiro, S.A.      COM              71654V408      286     9400 SH       SOLE                     9400
Precision Cast Parts           COM              740189105    63241  1055774 SH       SOLE                   723854            331920
Qualcomm, Inc.                 COM              747525103   109281  2808568 SH       SOLE                  1818033            990535
Range Resources Corp.          COM              75281A109     2173    52792 SH       SOLE                    52792
ResMed Inc.                    COM              761152107     1472    41650 SH       SOLE                    41650
Research In Motion Ltd.        COM              760975102    18571   430786 SH       SOLE                   358139             72647
SIGA Technologies, Inc.        COM              826917106      806   158932 SH       SOLE                   158932
Salesforce.com, Inc.           COM              79466L302    42958  1312492 SH       SOLE                   911252            401240
Starwood Hotels & Resorts      COM              85590A401    10262   808049 SH       SOLE                   120699            687350
Symmetry Medical, Inc.         COM              871546206     1051   166590 SH       SOLE                   166590
T. Rowe Price Group, Inc.      COM              74144T108     3723   129010 SH       SOLE                    54010             75000
TJX Company, Inc.              COM              872540109    82766  3228004 SH       SOLE                  2228814            999190
Tessera Technologies, Inc.     COM              88164L100     1456   108915 SH       SOLE                   108915
Teva Pharmaceutical - SP ADR   COM              881624209    90019  1998200 SH       SOLE                  1674140            324060
The DIRECTV Group, Inc.        COM              25459L106     2674   117317 SH       SOLE                   117317
Tower Group, Inc.              COM              891777104     2802   113752 SH       SOLE                   113752
Transocean Ltd.                COM              H8817H100    47187   801957 SH       SOLE                   662921            139036
URS Corporation                COM              903236107    35720   883933 SH       SOLE                   619878            264055
Urban Outfitters, Inc.         COM              917047102    49451  3020859 SH       SOLE                  2106809            914050
Wells Fargo & Co.              COM              949746101    34402  2415891 SH       SOLE                  1658371            757520
Wyeth                          COM              983024100      430    10000 SH       SOLE                    10000
Wynn Resorts, Ltd.             COM              983134107    27710  1387590 SH       SOLE                  1187160            200430
thinkorswim Group, Inc.        COM              88409C105      432    50000 SH       SOLE                    50000